Cash-settled share-based payment provision - Per statement of financial position and Total intrinsic value of rights vested, but not yet exercised (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Share-based payment transaction
Per statement of financial position	R 19,960	R 17,727	R 18,779
Share-based payments
Share-based payment transaction
Per statement of financial position	264	1,101	R 885
Share Appreciation Right (SARs)
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	52	1,085
Share Appreciation Right (SARs) | Share-based payments
Share-based payment transaction
Per statement of financial position	264	1,101
SARs with no CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	2	98
SARs with no CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position	2	98
SARs with CPTs
Share-based payment transaction
Total intrinsic value of rights vested, but not yet exercised	50	987
SARs with CPTs | Share-based payments
Share-based payment transaction
Per statement of financial position	R 262	R 1,003